Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2026
Disclosure of commitments and contingencies [abstract]
Summary of Financing for Longship-Seine River Vessels and Longships	The aggregate contract price of the river vessels on order listed in the table below was $769.4 million, based on the EUR to USD exchange rate as of March 31, 2026, which was 1.15.

River Vessels	Number of Vessels	Expected Delivery
Longships	6	2026
Longship-Seine	1	2026
Longships	4	2027
Longship-Douro	1	2027
Longships	4	2028
Total	16

Summary of Options for Additional River Vessels	, the Group secured the following options for additional river vessels:

River Vessels - Options	Number of Vessels	Expected Delivery	Option Exercise Date
Longships	4	2029	September 2026
Longships	4	2030	September 2027
Longships	4	2031	September 2028
Longships	4	2032	September 2029

Summary of Financing for All Ships	.

Ocean Ships	Expected Delivery
Viking Mira	2026
Viking Libra	2026
Viking Astrea	2027
Viking Lyra	2028
Ship XVII	2028
Ship XVIII	2029
Ship XIX	2029
Ship XX	2030

Summary of Shipbuilding Contracts for Ships

In 2025, the Group entered into shipbuilding contracts for the ships outlined below, subject to certain financing and other conditions. If the financing conditions are not met by May 29, 2026, these contracts can be terminated by the Group or the shipyard.

Ocean Ships	Expected Delivery
Ship XXI	2030
Ship XXII	2031

Summary of Options for Additional Ocean Ships	the Group secured the following options for additional ocean ships:

Ocean Ships - Options	Expected Delivery	Option Exercise Date
Ship XXIII	2032	July 2026
Ship XXIV	2032	July 2026
Ship XXV	2033	July 2027
Ship XXVI	2033	July 2027
Ship XXVII	2034	December 2027
Ship XXVIII	2034	December 2027

Summary of Shipbuilding Contracts for Expedition Newbuilds

The Group entered into shipbuilding contracts for the ships outlined below subject to certain financing and other conditions. If the financing conditions are not met by September 30, 2026, these contracts can be terminated by the Group or the shipyard.

Expedition Ships	Expected Delivery
Expedition Ship III	2030
Expedition Ship IV	2031

Summary of Timing of Future Cash Payments of Lease Liabilities based on Contractual Undiscounted Cash Flows

The table below summarizes the timing of future cash payments of the Group’s lease liabilities based on contractual undiscounted cash flows as of March 31, 2026. The table below excludes amounts for executed lease agreements not yet commenced as of March 31, 2026, for underlying assets which the Group had not yet obtained the right to control the use.

March 31, 2026
(in USD and thousands)
3 months or less	$8,045
4 to 12 months	35,501
1 to 5 years	141,265
Over 5 years	217,497
Total	$402,308